Portfolio of Investments
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 5.8%
Entertainment 3.9%
Live Nation Entertainment, Inc.(a)	48,967	3,723,451
Roblox Corp., Class A(a)	113,065	4,052,249
Take-Two Interactive Software, Inc.(a)	70,694	7,705,646
Total		15,481,346
Media 1.9%
Trade Desk, Inc. (The), Class A(a)	126,329	7,548,158
Total Communication Services		23,029,504
Consumer Discretionary 15.5%
Diversified Consumer Services 1.2%
Bright Horizons Family Solutions, Inc.(a)	83,219	4,797,575
Hotels, Restaurants & Leisure 7.3%
Chipotle Mexican Grill, Inc.(a)	9,753	14,656,418
Churchill Downs, Inc.	34,083	6,276,385
Planet Fitness, Inc., Class A(a)	141,524	8,160,274
Total		29,093,077
Internet & Direct Marketing Retail 1.8%
Etsy, Inc.(a)	74,683	7,478,009
Specialty Retail 5.2%
Five Below, Inc.(a)	67,211	9,252,938
Tractor Supply Co.	44,757	8,319,431
Williams-Sonoma, Inc.	26,728	3,149,895
Total		20,722,264
Total Consumer Discretionary		62,090,925
Energy 3.0%
Oil, Gas & Consumable Fuels 3.0%
Antero Resources Corp.(a)	63,612	1,942,074
Devon Energy Corp.	162,536	9,773,290
Total		11,715,364
Total Energy		11,715,364
Financials 5.8%
Banks 1.4%
Pinnacle Financial Partners, Inc.	69,320	5,621,852
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 4.4%
Ares Management Corp., Class A	147,850	9,159,308
MSCI, Inc.	20,100	8,477,979
Total		17,637,287
Total Financials		23,259,139
Health Care 19.7%
Health Care Equipment & Supplies 8.7%
DexCom, Inc.(a)	112,986	9,099,892
Edwards Lifesciences Corp.(a)	109,736	9,067,486
Insulet Corp.(a)	23,361	5,359,013
Intuitive Surgical, Inc.(a)	60,129	11,270,580
Total		34,796,971
Health Care Providers & Services 1.2%
Amedisys, Inc.(a)	49,463	4,787,524
Health Care Technology 1.1%
Doximity, Inc., Class A(a)	145,295	4,390,815
Life Sciences Tools & Services 8.7%
Bio-Techne Corp.	41,378	11,751,352
IQVIA Holdings, Inc.(a)	56,232	10,185,864
Repligen Corp.(a)	68,807	12,874,478
Total		34,811,694
Total Health Care		78,787,004
Industrials 18.4%
Commercial Services & Supplies 4.6%
Cintas Corp.	30,668	11,905,011
Rollins, Inc.	189,272	6,563,953
Total		18,468,964
Electrical Equipment 3.5%
AMETEK, Inc.	73,885	8,379,298
Generac Holdings, Inc.(a)	31,681	5,643,653
Total		14,022,951
Machinery 2.6%
Ingersoll Rand, Inc.	110,114	4,763,532
Middleby Corp. (The)(a)	42,989	5,509,900
Total		10,273,432
Columbia Variable Portfolio – Select Mid Cap Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Mid Cap Growth Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 6.4%
Booz Allen Hamilton Holding Corp.	99,448	9,184,023
CoStar Group, Inc.(a)	233,255	16,246,210
Total		25,430,233
Trading Companies & Distributors 1.3%
SiteOne Landscape Supply, Inc.(a)	52,163	5,432,255
Total Industrials		73,627,835
Information Technology 27.8%
Electronic Equipment, Instruments & Components 5.5%
Amphenol Corp., Class A	143,964	9,639,829
CDW Corp.	78,512	12,254,153
Total		21,893,982
IT Services 3.4%
EPAM Systems, Inc.(a)	25,239	9,141,314
VeriSign, Inc.(a)	26,012	4,518,284
Total		13,659,598
Semiconductors & Semiconductor Equipment 3.7%
Marvell Technology, Inc.	173,225	7,433,085
Monolithic Power Systems, Inc.	15,695	5,703,563
Wolfspeed, Inc.(a)	14,984	1,548,746
Total		14,685,394
Software 15.2%
ANSYS, Inc.(a)	26,019	5,768,412
Cadence Design Systems, Inc.(a)	67,966	11,107,683
Crowdstrike Holdings, Inc., Class A(a)	62,347	10,275,409
Datadog, Inc., Class A(a)	43,352	3,848,791
Common Stocks (continued)
Issuer	Shares	Value ($)
HubSpot, Inc.(a)	17,041	4,603,115
Paycom Software, Inc.(a)	23,573	7,778,854
ServiceNow, Inc.(a)	24,359	9,198,202
Zscaler, Inc.(a)	50,877	8,362,653
Total		60,943,119
Total Information Technology		111,182,093
Materials 1.6%
Chemicals 1.6%
Albemarle Corp.	24,297	6,425,099
Total Materials		6,425,099
Total Common Stocks (Cost $442,444,770)		390,116,963

Money Market Funds 2.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(b),(c)	10,417,502	10,412,293
Total Money Market Funds (Cost $10,412,293)		10,412,293
Total Investments in Securities (Cost: $452,857,063)		400,529,256
Other Assets & Liabilities, Net		(686,763)
Net Assets		399,842,493

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	19,792,615	122,910,609	(132,290,931)	—	10,412,293	(1,829)	77,245	10,417,502
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Select Mid Cap Growth Fund | Third Quarter Report 2022

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3QT7017_12_A01_(11/22)